Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Detail of Preferred Stock [Abstract]
Preferred Stock Shares Authorized And Designated	11,340,174	11,015,544
ESOP Liquidation Preference Per Share	$ 0	$ 0
ESOP Shares Authorized and Designated	1,105,664	910,934
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	10,881,195	10,558,865
Par value	$ 17,666	$ 14,282
Carrying value	16,267	12,883
Discount	1,399	1,399
ESOP Shares issued and outstanding	1,105,664	910,934
ESOP Par value	1,105	911
ESOP Carrying value	1,105	911
ESOP Discount	0	0
Series G - 7.25% Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 15,000	$ 15,000
Preferred Stock Shares Authorized And Designated	50,000	50,000
Series H - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 20,000	$ 20,000
Preferred Stock Shares Authorized And Designated	50,000	50,000
Series I - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 100,000	$ 100,000
Preferred Stock Shares Authorized And Designated	25,010	25,010
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	25,010	25,010
Par value	2,501	2,501
Carrying value	2,501	2,501
Discount	0	0
Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 1,000	$ 1,000
Preferred Stock Shares Authorized And Designated	2,300,000	2,300,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	2,150,375	2,150,375
Par value	2,150	2,150
Carrying value	1,995	1,995
Discount	155	155
Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 1,000	$ 1,000
Preferred Stock Shares Authorized And Designated	3,500,000	3,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	3,352,000	3,352,000
Par value	3,352	3,352
Carrying value	2,876	2,876
Discount	476	476
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 1,000	$ 1,000
Preferred Stock Shares Authorized And Designated	4,025,000	4,025,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	3,968,000	3,968,000
Par value	3,968	3,968
Carrying value	3,200	3,200
Discount	768	768
Series N - 5.20% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 25,000	$ 25,000
Preferred Stock Shares Authorized And Designated	30,000	30,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	30,000	30,000
Par value	750	750
Carrying value	750	750
Discount	0	0
Series O - 5.125% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 25,000	$ 25,000
Preferred Stock Shares Authorized And Designated	27,600	27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	26,000	26,000
Par value	650	650
Carrying value	650	650
Discount	0	0
Series P - 5.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 25,000	$ 0
Preferred Stock Shares Authorized And Designated	26,400	0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	25,000	0
Par value	625	0
Carrying value	625	0
Discount	0	0
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 25,000	$ 0
Preferred Stock Shares Authorized And Designated	69,000	0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	69,000	0
Par value	1,725	0
Carrying value	1,725	0
Discount	0	0
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 25,000	$ 0
Preferred Stock Shares Authorized And Designated	34,500	0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	33,600	0
Par value	840	0
Carrying value	840	0
Discount	0	0
Dividend Equalization Preferred Shares (DEP) [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share	$ 10	$ 10
Preferred Stock Shares Authorized And Designated	97,000	97,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding	96,546	96,546
Par value	0	0
Carrying value	0	0
Discount	$ 0	$ 0